Stock-Based Compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Six Months Ended June 30,
	2020	2021*
	(Unaudited)
	(In thousands)
Cost of revenues	$2,502	$3,240
Sales and marketing	4,263	5,549
Product development	14,452	18,213
General and administrative	8,971	9,219
	$30,188	$36,221
*	Excluded non-cash stock-based compensation of $1.6 million to SINA employees charged through Amount due from SINA for the six months end June 30, 2021.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(1,098)
Cancelled/expired/forfeited	277
June 30, 2021	11,674
*	During the six months ended June 30, 2021, 1.1 million restricted share units were granted under the 2014 Plan. No options were granted for the six months ended June 30, 2021.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	—
Exercised	(72)	$3.50
Cancelled/expired/forfeited	(10)	32.68
June 30, 2021	469	$32.68	6.1	$9,342

Vested and expected to vest as of June 30, 2021	423	$32.68	6.1	$8,428
Exercisable as of June 30, 2021	—	$—	—	$—

The total intrinsic value of options exercised for the six months ended June 30, 2021 was $3.4 million. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2020 and June 30, 2021 was $40.99 and $52.62, respectively. Cash received from the exercise of stock options during the six months ended June 30, 2020 and 2021 was $0.1 million and $0.2 million, respectively. As of June 30, 2021, unrecognized compensation cost (adjusted for estimated forfeitures) was $4.5 million, which was related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 3.1 years.

Information regarding stock options outstanding at June 30, 2021 is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$32.68	469	$32.68	—	$—	—

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2020	17	$36.49
Awarded	1	$47.09
Vested	(2)	$36.49
Cancelled	(15)	$36.49
June 30, 2021	1	$47.09

As of June 30, 2021, there was no material unrecognized compensation cost (adjusted for estimated forfeitures), which was related to performance-based restricted share units granted to the Company’s employees.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2020	4,324	$41.86
Awarded	1,097	$46.06
Vested	(520)	$52.65
Cancelled	(252)	$38.98

June 30, 2021	4,649	$41.81

As of June 30, 2021, unrecognized compensation cost (adjusted for estimated forfeitures) was $134.4 million,which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.7 years. The total fair value based on the vesting date of the restricted share units vested was $27.4 million for the six months ended June 30, 2021.

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Nine Months Ended September 30,
	2020	2021*

	(In thousands)
Cost of revenues	$3,909	$5,690
Sales and marketing	6,886	10,249
Product development	22,890	29,260
General and administrative	14,100	16,059
	$47,785	$61,258
*	Excluded non-cash stock-based compensation of $5.2 million to SINA employees charged through Amount due from SINA for the nine months end September 30, 2021.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(4,407)
Cancelled/expired/forfeited	613
September 30, 2021	8,701
*	During the nine months ended September 30, 2021, 4.4 million restricted share units were granted under the 2014 Plan. No options were granted for the nine months ended September 30, 2021.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	—
Exercised	(102)	$12.11
Cancelled/expired/forfeited	(54)	$32.68
September 30, 2021	395	$32.68	5.9	$5,847

Vested and expected to vest as of September 30, 2021	359	$32.68	5.9	$5,316
Exercisable as of September 30,2021	85	$32.68	5.9	$1,263

The total intrinsic value of options exercised for the nine months ended September 30, 2021 was $4.0 million. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2020 and September 30, 2021 was $40.99 and $47.49, respectively. Cash received from the exercise of stock options during the nine months ended September 30, 2020 and 2021 was $0.1 million and $1.2 million, respectively. As of September 30, 2021, unrecognized compensation cost (adjusted for estimated forfeitures) was $3.6 million, which was related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.9 years.

Information regarding stock options outstanding at September 30, 2021 is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$32.68	395	$32.68	85	$32.68	5.9

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
September 30, 2021	11	$54.17

As of September 30, 2021, there was no material unrecognized compensation cost (adjusted for estimated forfeitures), which was related to performance-based restricted share units granted to the Company’s employees.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2020	4,324	$41.86
Awarded	4,392	$50.44
Vested	(1,299)	$44.28
Cancelled	(540)	$44.01

September 30, 2021	6,877	$46.72

As of September 30, 2021, unrecognized compensation cost (adjusted for estimated forfeitures) was $232.9 million, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 3.3 years. The total fair value based on the vesting date of the restricted share units vested was $66.9 million for the nine months ended September 30, 2021.